ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Accounts receivable	3,603,240	2,914,960	435,192
Allowance for credit losses	(32,265)	(42,056)	(6,279)
Accounts receivable, net	3,570,975	2,872,904	428,913

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Accounts receivable	3,603,240	2,660,873	374,060
Allowance for credit losses	(32,265)	(93,904)	(13,201)
Accounts receivable, net	3,570,975	2,566,969	360,859

Schedule of the movement in the allowance for doubtful accounts

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Balance at beginning of the period	15,770	32,265	4,817
Adoption of ASC 326*	5,684	—	—
Provision for expected credit losses	23,060	140,926	21,040
Write-offs charged against the allowance	(26,757)	(117,645)	(17,564)
Recoveries during the period	(5,383)	(13,490)	(2,014)
Balance at end of the period	12,374	42,056	6,279

*

Starting from January 1, 2021, the Group adopted ASC 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group used a modified retrospective approach with a cumulative effect of increasing the opening balance of accumulated deficit of RMB5,684.

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Balance at beginning of the period	15,770	32,265	4,536
Adoption of ASC 326*	5,684	—	—
Provision for expected credit losses	53,741	249,293	35,045
Write-offs charged against the allowance	(52,279)	(160,359)	(22,543)
Recoveries during the period	(7,722)	(27,295)	(3,837)
Balance at end of the period	15,194	93,904	13,201
*

Starting from January 1, 2021, the Group adopted ASC 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group used a modified retrospective approach with a cumulative effect of increasing the opening balance of accumulated deficit of RMB5,684.